Share-based payments - MIP I, movement in share options (Details) - MIP I $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 MXN ($) EquityInstruments $ / shares
Share-based payments
Outstanding at beginning of the year (shares) | EquityInstruments	7,653,981	7,653,981	7,653,981
Granted during the year (shares) | EquityInstruments	0	0
Forfeited during the year (shares) | EquityInstruments	0	0
Exercised during the year (shares) | EquityInstruments	(7,653,981)	(7,653,981)
Outstanding at end of the year (shares) | EquityInstruments			7,653,981
Outstanding at the beginning of the year (Exercise price) | $ / shares	$ 5.31		$ 5.31
Granted during the year (Exercise price) | $ / shares	0
Forfeited during the year (Exercise price)		$ 0
Exercise during the year (Exercise price) | $ / shares	$ 5.31
Outstanding at end of the year (Exercise price) | $ / shares			$ 5.31
Outstanding at beginning of the year (Total)	$ 40,668		$ 40,668
Granted during the year (Total)	0
Forfeited during the year (Total)	0
Exercised during the year (Total)	$ (40,668)
Outstanding at end of the year (Total)			$ 40,668